Nature and Continuance of Operations (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Nature And Continuance Of Operations [Abstract]
Net income loss	$ 111,906,526	$ 30,983,408	$ 8,841,824
Accumulated deficit	164,195,931	52,855,947
Cash and cash equivalents	2,525,218	$ 36,042,090	$ 44,523,145	$ 3,217,205
Gross proceeds of Borrowing	3,000,000
Exercise of warrants	$ 1,062,500